OTHER EXPENSE (Tables)	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER EXPENSES

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Share issue costs	$60,179	$-	$1,254,629	$-
Write off of accounts (payable) receivable	40,409	-	(8,424)	-
Gain on settlement of debt	-	-	-	(26,193)
Other	(3,307)	-	(9,036)	424
	$97,281	$-	$1,237,169	$(25,769)